Short-term Bank Deposits and Restricted Deposits (Tables)	12 Months Ended
Dec. 31, 2018
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Summary of Short-term Bank Deposits and Restricted Deposits

	Note		2017	2018
Bank deposits with maturity exceeding three months			3,124	34
Statutory reserve deposits	(i	)	2,197	2,877
Restricted deposits			205	809

			5,526	3,720

(i)

In order to carry on its business, Finance Company placed statutory reserve deposits with the People’s Bank of China according to “Notice of the People’s Bank of China on Implementing the Average Method to Assess Deposit Reserves” (Yinfa [2015] No.289). These statutory reserve deposits are not available for use by the Group in daily operations.